Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Austria (0.6%)
	Erste Group Bank AG	703,013	91,398
[1]	BAWAG Group AG	195,949	31,876
	OMV AG	357,525	21,240
	Raiffeisen Bank International AG	318,338	16,046
	voestalpine AG	298,597	14,179
	ANDRITZ AG	161,859	14,005
	Verbund AG	166,113	12,189
	Wienerberger AG	263,443	8,708
	Vienna Insurance Group AG Wiener Versicherung Gruppe	87,766	6,899
	UNIQA Insurance Group AG	277,702	5,148
	Strabag SE Class BR	48,080	4,979
	DO & Co. AG	18,855	4,409
[2]	Oesterreichische Post AG	80,988	3,158
	EVN AG	88,298	2,975
*,2	AT&S Austria Technologie & Systemtechnik AG	63,354	2,848
	CA Immobilien Anlagen AG	76,632	2,287
	Telekom Austria AG	190,647	2,025
	Porr AG	41,471	1,706
	Palfinger AG	36,918	1,586
*	CPI Europe AG	81,001	1,494
*,2	Lenzing AG	46,340	1,399
[2]	SBO AG	27,320	1,026
	Agrana Beteiligungs AG	27,514	372
			251,952
Belgium (1.9%)
	Anheuser-Busch InBev SA NV	2,383,176	171,548
*	Argenx SE	152,692	128,409
	UCB SA	299,473	91,257
	KBC Group NV	566,655	79,850
	Ageas SA	442,055	31,399
	Groupe Bruxelles Lambert NV	193,143	18,276
	Elia Group SA	110,088	15,939
	Ackermans & van Haaren NV	52,920	15,657
	Syensqo SA	175,840	14,799
	Warehouses De Pauw CVA	460,369	13,045
	Umicore SA	518,276	12,321
	Financiere de Tubize SA	48,118	12,274
	Lotus Bakeries NV	1,012	11,931
	D'ieteren Group	51,285	11,682
	Sofina SA	38,457	11,207
	Aedifica SA	119,044	10,483
	Cofinimmo SA	95,175	9,896
	KBC Ancora	95,091	8,739
[2]	Solvay SA	179,326	5,279
	Montea NV	52,225	4,424
	Azelis Group NV	445,699	4,414
	VGP NV	33,495	4,108
	Fagron	153,481	4,035
	Melexis NV	51,541	3,896
	Bekaert SA	76,402	3,748
[2]	CMB Tech NV	278,670	3,611
	Deme Group NV	16,267	3,243
	Xior Student Housing NV	96,520	3,212
	Gimv NV	58,715	3,171
	Shurgard Self Storage Ltd. (XBRU)	80,569	2,924
	Proximus SADP	314,494	2,869
	Colruyt Group NV	67,295	2,579
	Retail Estates NV	28,715	2,201
	Barco NV	152,524	2,094

		Shares	Market Value ($000)
	Tessenderlo Group SA	49,554	1,607
	Kinepolis Group NV	33,644	1,066
*,2	Ontex Group NV	135,394	787
*	Vastned NV	20,727	738
*	bpost SA	245,922	635
			729,353
Denmark (3.1%)
	Novo Nordisk A/S Class B	7,980,672	473,886
	DSV A/S	477,430	134,246
	Danske Bank A/S	1,570,527	80,015
	Vestas Wind Systems A/S	2,521,106	76,418
	Novonesis (Novozymes) B Class B	869,758	53,293
*	Genmab A/S	154,249	50,252
	Carlsberg A/S Class B	226,376	30,776
	Coloplast A/S Class B	335,515	28,601
*,1	Orsted A/S	1,154,351	25,967
[2]	AP Moller - Maersk A/S Class B	9,877	24,423
	Tryg A/S	755,441	18,360
*	NKT A/S	134,146	17,544
[2]	AP Moller - Maersk A/S Class A	6,595	16,172
	Jyske Bank A/S (Registered)	108,579	15,801
	Ringkjoebing Landbobank A/S	61,177	15,422
	Pandora A/S	187,362	15,166
	ISS A/S	353,838	13,419
	AL Sydbank	130,877	11,853
*	Zealand Pharma A/S	176,012	11,771
	Royal Unibrew A/S	122,823	11,572
*	ALK-Abello A/S	329,189	10,878
	FLSmidth & Co. A/S	117,451	10,068
*	Demant A/S	202,757	7,097
	ROCKWOOL A/S Class B	202,961	6,854
	Per Aarsleff Holding A/S	43,167	6,156
*	Bavarian Nordic A/S	194,892	5,938
*	GN Store Nord A/S	325,858	5,720
*,1	Netcompany Group A/S	103,042	5,438
	Alm Brand A/S	1,888,908	5,225
	Ambu A/S Class B	339,017	4,597
	Chemometec A/S	42,001	4,059
	H Lundbeck A/S	591,977	3,969
	TORM plc Class A	143,372	3,525
	Schouw & Co. A/S	29,591	3,123
	D/S Norden A/S	48,767	2,203
[1]	Scandinavian Tobacco Group A/S	125,508	1,952
	UIE plc	31,491	1,879
*	NTG Nordic Transport Group A/S	40,334	1,233
*	Dfds A/S	77,747	1,219
	H Lundbeck A/S Class A	196,499	1,148
[2]	Gubra A/S	15,879	1,140
			1,218,378
Finland (1.8%)
	Nordea Bank Abp	5,654,691	109,107
	Nokia OYJ	12,546,410	80,810
	Sampo OYJ Class A (XHEL)	5,686,561	63,418
	Kone OYJ Class B	781,195	56,141
	Nordea Bank Abp (XHEL)	2,480,975	47,933
	Wartsila OYJ Abp	1,136,891	46,090
	UPM-Kymmene OYJ	1,297,774	35,803
	Metso OYJ	1,726,890	33,762
	Neste OYJ	1,022,180	26,112
	Fortum OYJ	1,050,582	24,817
	Orion OYJ Class B	261,453	21,622
	Konecranes OYJ	161,052	18,966
	Stora Enso OYJ Class R	1,457,360	16,777
	Kesko OYJ Class B	661,350	16,728
	Elisa OYJ	349,225	15,448
	Valmet OYJ	352,672	12,085
	Mandatum OYJ	1,068,670	8,715
	Huhtamaki OYJ	216,465	7,597
	Kemira OYJ	278,327	6,547

		Shares	Market Value ($000)
	Sampo OYJ Class A	496,543	5,541
	Hiab OYJ	90,990	5,407
	Outokumpu OYJ	910,185	5,110
	Kalmar OYJ Class B	90,617	4,633
	TietoEVRY OYJ (XHEL)	212,425	4,611
*	Kojamo OYJ	379,331	4,289
[2]	Nokian Renkaat OYJ	300,737	3,858
[1]	Terveystalo OYJ	186,608	2,242
	Sanoma OYJ	146,640	1,678
*	QT Group OYJ	44,205	1,390
	Revenio Group OYJ	51,490	1,225
*	YIT OYJ	326,721	1,195
	Metsa Board OYJ Class B	372,388	1,157
[2]	Tokmanni Group Corp.	115,029	1,050
	Citycon OYJ	188,013	848
	TietoEVRY OYJ	38,768	840
	Finnair OYJ	223,493	784
			694,336
France (14.5%)
	LVMH Moet Hennessy Louis Vuitton SE	638,758	412,257
	Schneider Electric SE	1,357,384	389,164
	Airbus SE	1,463,539	335,077
	TotalEnergies SE (TQEX)	4,595,195	334,202
	Safran SA	870,658	311,078
	BNP Paribas SA	2,479,880	268,155
	Sanofi SA	2,687,238	253,470
	EssilorLuxottica SA	721,774	220,643
	Hermes International SCA	85,235	205,075
	AXA SA	4,177,117	190,473
	Vinci SA	1,249,922	179,720
*	Air Liquide SA Loyalty Shares	837,654	156,861
	Societe Generale SA	1,766,224	154,773
*	L'Oreal SA Loyalty Shares	303,570	139,472
	Danone SA	1,586,202	124,295
	Cie de Saint-Gobain SA	1,132,166	111,751
	Legrand SA	631,046	100,751
	Orange SA	5,215,997	96,965
	Air Liquide SA (XPAR)	447,315	83,765
	L'Oreal SA (XPAR)	177,892	81,731
*	Engie SA Loyalty Shares	2,454,882	73,294
	Thales SA	223,597	68,449
	Cie Generale des Etablissements Michelin SCA	1,658,079	61,574
	Capgemini SE	385,880	59,957
	Publicis Groupe SA	570,294	57,000
	Veolia Environnement SA	1,511,062	56,676
	Kering SA	175,609	54,821
	Credit Agricole SA	2,324,481	50,340
	Dassault Systemes SE	1,654,673	45,511
	STMicroelectronics NV	1,610,413	45,475
	Pernod Ricard SA	478,193	42,758
*	L'Oreal SA	92,168	42,346
	Engie SA (XPAR)	1,372,411	40,975
*	Unibail-Rodamco-Westfield	303,894	33,600
[1]	Euronext NV	223,011	31,234
	Accor SA	552,172	30,028
*	Air Liquide SA	157,815	29,553
	Eiffage SA	189,267	28,070
	Bureau Veritas SA	868,465	27,958
*	Alstom SA	841,660	26,873
	Bouygues SA	468,482	25,323
	Rexel SA	557,149	23,348
	Carrefour SA	1,409,601	23,088
	Eurofins Scientific SE	284,620	23,024
	Klepierre SA	518,534	19,976
	SPIE SA	363,830	19,936
	Gaztransport Et Technigaz SA	92,037	19,829
*,3	Engie SA	591,247	17,653
	Renault SA	467,352	17,638
	Dassault Aviation SA	43,960	16,712

		Shares	Market Value ($000)
	Sartorius Stedim Biotech	69,745	15,586
	Getlink SE	760,283	15,049
	Nexans SA	93,807	14,776
	Technip Energies NV	373,309	14,630
	Ipsen SA	87,309	14,263
	SCOR SE	433,029	14,111
	Elis SA	453,117	13,156
[1]	Amundi SA	145,343	12,922
[1]	Ayvens SA	888,701	12,884
	Aeroports de Paris SA	97,428	12,872
	BioMerieux	109,211	12,682
[2]	Edenred SE	598,377	12,533
	Gecina SA	128,374	11,791
	Bollore SE	1,716,202	9,785
	Vallourec SACA	409,759	8,696
	Teleperformance SE	134,273	8,673
	Arkema SA	142,655	8,591
	Covivio SA	134,056	8,564
[2]	FDJ UNITED	280,381	7,421
	SES SA	902,642	7,393
	Valeo SE	519,580	7,257
	Rubis SCA	178,042	7,209
	Alten SA	72,006	7,059
	Sopra Steria Group	33,801	6,174
	Wendel SE	60,293	5,825
*	Forvia SE	341,883	5,582
*	Sodexo SA ACT Loyalty Shares	107,447	5,490
	Exosens SAS	83,579	5,354
	Coface SA	255,220	4,668
*	Vivendi SE	1,656,412	4,621
	Virbac SACA	10,297	4,293
*	Eurazeo SE Prime DE Fidelite	70,928	4,261
	Trigano SA	20,529	4,085
*	Air France-KLM	296,745	3,807
*	ID Logistics Group SACA	7,567	3,670
	IPSOS SA	86,106	3,653
	Vicat SACA	38,865	3,601
	JCDecaux SE	177,948	3,510
	Sodexo SA (XPAR)	66,261	3,385
	Vusion	21,127	3,289
*	Emeis SA	199,951	3,229
	ARGAN SA	40,902	3,201
	Societe BIC SA	49,631	3,197
*,2	Exail Technologies SA	23,418	3,077
*	Carmila SA	155,847	3,016
	Mercialys SA	230,693	2,903
	ICADE	113,394	2,801
*	Clariane SE	613,544	2,771
[2]	Remy Cointreau SA	54,135	2,582
	Pluxee NV	193,666	2,566
*	Viridien	16,788	2,540
	Opmobility	131,105	2,512
	Imerys SA	80,336	2,505
	Television Francaise 1 SA	229,228	2,216
	Derichebourg SA	231,456	2,181
	Altarea SCA	15,753	2,173
*	SOITEC	64,812	2,018
*	SEB SA Loyalty Shares	33,834	1,909
[2]	Eramet SA	20,985	1,819
	Metropole Television SA	124,391	1,782
	Interparfums SA	57,675	1,756
	Antin Infrastructure Partners SA	140,372	1,730
	Mersen SA	53,681	1,641
*	Sodexo Inc.	30,494	1,559
	LISI SA (XPAR)	23,062	1,462
*,2	Eutelsat Communications SACA	506,848	1,376
*	Nexity SA	121,340	1,372
	Eurazeo SE (XPAR)	22,766	1,368
	Wavestone	18,414	1,315
*	Lisi SA Prime de fidelite	19,914	1,262

		Shares	Market Value ($000)
	Stef SA	8,297	1,231
*	Ubisoft Entertainment SA	237,100	1,223
	SEB SA (XPAR)	21,064	1,188
*,1	Elior Group SA	324,331	1,094
	Planisware SA	44,855	1,066
	Peugeot Invest SA	12,184	1,053
	Etablissements Maurel et Prom SA	134,371	1,050
	Quadient SA	54,110	1,024
*,1,2	Worldline SA	594,198	1,006
	Fnac Darty SA	23,570	992
[1,2]	Verallia SA	36,842	964
	GL Events SACA	23,714	904
*	Forvia SE (XPAR)	55,022	899
	Beneteau SACA	87,968	827
*,1,2	X-Fab Silicon Foundries SE	135,667	824
*,2	Voltalia SA (Registered)	90,681	763
*,2	OVH Groupe SA	58,671	693
	Manitou BF SA	24,547	647
*	SEB SA	11,392	643
	Lagardere SA	24,767	553
	Equasens	11,740	552
	North Atlantic Energies	5,085	284
*	LISI SA	4,445	282
*,1,2	Aramis Group SAS	36,824	201
			5,681,670
Germany (13.1%)
	Siemens AG (Registered)	1,838,874	555,947
	SAP SE	2,574,678	514,339
	Allianz SE (Registered)	967,217	425,887
*	Siemens Energy AG	1,860,079	316,920
	Deutsche Telekom AG (Registered)	8,695,648	291,811
	Rheinmetall AG	112,909	239,237
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	327,455	198,463
	Deutsche Bank AG (Registered)	4,436,307	175,062
	Infineon Technologies AG	3,254,475	159,087
	Bayer AG (Registered)	2,462,821	130,263
	Deutsche Post AG	2,314,800	129,463
	Mercedes-Benz Group AG	1,892,387	129,334
	BASF SE	2,237,367	121,297
	E.ON SE	5,556,785	117,858
	Deutsche Boerse AG	460,667	116,652
	RWE AG	1,666,743	105,845
	Heidelberg Materials AG	315,511	86,409
	Bayerische Motoren Werke AG (XETR)	727,492	74,917
	adidas AG	417,704	74,060
	Commerzbank AG	1,686,720	69,332
	Daimler Truck Holding AG	1,272,893	61,632
	MTU Aero Engines AG	134,840	59,946
	Fresenius SE & Co. KGaA	1,031,038	57,674
	Vonovia SE	1,783,034	52,206
	Merck KGaA	324,106	48,289
	Hannover Rueck SE	150,538	42,565
[1]	Siemens Healthineers AG	741,527	37,012
	Beiersdorf AG	260,007	31,013
	Symrise AG	332,777	28,016
	QIAGEN NV	505,360	26,794
	GEA Group AG	359,565	25,710
	Fresenius Medical Care AG	526,127	23,686
	Continental AG	270,016	21,247
	Henkel AG & Co. KGaA (XTER)	240,624	19,863
	Knorr-Bremse AG	165,227	19,238
	Talanx AG	150,851	19,027
	Brenntag SE	308,005	18,739
[1]	Scout24 SE	175,418	17,465
*,1	Zalando SE	586,627	16,869
	thyssenkrupp AG	1,224,678	16,326
	HOCHTIEF AG	37,523	15,735
*,1	Delivery Hero SE	557,583	15,551
	Deutsche Lufthansa AG (Registered)	1,505,137	15,505

		Shares	Market Value ($000)
	Hensoldt AG	151,178	15,018
	LEG Immobilien SE (XETR)	189,775	13,722
*	Nordex SE	312,736	12,521
	Bilfinger SE	89,337	12,517
	RENK Group AG	192,740	12,409
	KION Group AG	175,425	12,391
[2]	Aurubis AG	65,479	12,365
	Nemetschek SE	141,468	12,361
	CTS Eventim AG & Co. KGaA	143,151	12,031
*	TUI AG	1,124,316	11,987
	Freenet AG	297,081	10,727
	Bechtle AG	206,069	10,681
	Rational AG	12,837	10,286
	flatexDEGIRO SE	200,679	9,789
	Evonik Industries AG	625,873	9,695
*	Auto1 Group SE	291,073	9,574
	Volkswagen AG	71,596	8,689
*	Fraport AG Frankfurt Airport Services Worldwide	90,781	8,400
	TAG Immobilien AG	449,733	7,630
	K&S AG (Registered)	442,364	7,248
*	Tkms AG& Co. KGaA	61,512	7,189
	Puma SE	255,447	6,530
	AIXTRON SE	284,595	6,529
*	Aumovio SE	134,703	6,464
	United Internet AG (Registered)	188,356	6,128
[2]	Traton SE	155,003	6,040
	Schaeffler AG	493,041	5,815
[1]	DWS Group GmbH & Co. KGaA	77,118	5,646
*	Aroundtown SA	1,773,956	5,637
	Krones AG	33,495	5,390
	LANXESS AG	205,034	4,235
	Deutz AG	323,030	4,137
	Jenoptik AG	128,521	4,056
	RTL Group SA	92,192	4,020
*	IONOS Group SE	122,395	3,946
	HUGO BOSS AG	91,112	3,778
[2]	Wacker Chemie AG	42,735	3,471
[1]	Befesa SA	94,516	3,462
	Duerr AG	121,709	3,244
	Stroeer SE & Co. KGaA	77,468	3,097
	Deutsche Wohnen SE	123,273	3,065
[2]	Carl Zeiss Meditec AG (Bearer)	88,375	2,933
	Salzgitter AG	53,889	2,892
	FUCHS SE	79,585	2,801
*,1,2	Redcare Pharmacy NV	37,837	2,796
	Fielmann Group AG	56,252	2,757
[2]	Kontron AG	95,169	2,640
*	Evotec SE	358,002	2,636
	Alzchem Group AG	14,357	2,625
	Atoss Software SE	22,643	2,610
*,1	Covestro AG (XTER)	36,129	2,598
*,1	TeamViewer SE	372,014	2,487
[2]	Gerresheimer AG	81,052	2,421
	Hornbach Holding AG & Co. KGaA	25,066	2,395
*	HelloFresh SE	356,385	2,341
	Sixt SE (XETR)	29,770	2,333
	Vossloh AG	24,161	2,313
	KWS Saat SE & Co. KGaA	25,454	2,261
	Elmos Semiconductor SE	15,727	2,140
	CANCOM SE	61,554	2,071
	1&1 AG	61,993	1,974
	Eckert & Ziegler SE	107,908	1,910
	Grand City Properties SA	168,520	1,889
	Indus Holding AG	47,843	1,820
[2]	Kloeckner & Co. SE	139,467	1,817
[2]	Siltronic AG	26,909	1,671
	Pfeiffer Vacuum Technology AG	8,493	1,652
[1]	Deutsche Pfandbriefbank AG	322,451	1,591
*	CECONOMY AG (XETR)	296,971	1,569
	Wacker Neuson SE	67,857	1,550

		Shares	Market Value ($000)
[2]	Suedzucker AG	134,637	1,541
	Schott Pharma AG & Co. KGaA	85,855	1,460
	Dermapharm Holding SE	35,283	1,458
*,2	SMA Solar Technology AG	33,382	1,452
	Norma Group SE	76,373	1,329
	Nagarro SE	15,781	1,326
*,2	Verbio SE	43,519	1,285
	Stabilus SE	55,938	1,284
	Adtran Networks SE	48,530	1,277
*,2	Hypoport SE	9,769	1,139
	Secunet Security Networks AG	3,855	1,083
	Springer Nature AG & Co. KGaA	51,146	1,065
*	Douglas AG	83,432	1,050
	GRENKE AG	60,859	1,039
[2]	GFT Technologies SE	41,522	1,022
[2]	PNE AG	84,855	995
	PATRIZIA SE	90,645	917
	Wuestenrot & Wuerttembergische AG	47,510	846
	ProSiebenSat.1 Media SE	132,945	795
[2]	Deutsche Beteiligungs AG	25,127	759
	Adesso SE	7,721	745
[2]	Energiekontor AG	15,281	694
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	53,719	571
	Deutsche EuroShop AG	24,442	558
*,2	SGL Carbon SE	101,673	494
*	CECONOMY AG (MUND)	85,037	443
	Friedrich Vorwerk Group SE	3,114	335
	Takkt AG	51,633	221
			5,136,887
Ireland (0.5%)
	AIB Group plc	5,355,899	59,869
	Bank of Ireland Group plc	2,410,692	48,979
	Kerry Group plc Class A	406,253	36,113
	Kingspan Group plc	384,192	33,454
	Ryanair Holdings plc	398,751	13,533
	Glanbia plc (XDUB)	453,466	8,739
	Cairn Homes plc (XDUB)	1,456,953	3,600
*,4	Greencore Group plc	423,843	12
*,4	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			204,299
Italy (5.2%)
	UniCredit SpA	3,829,685	333,742
	Intesa Sanpaolo SpA	38,452,927	272,223
	Enel SpA	19,436,033	214,740
	Eni SpA	5,023,231	102,670
	Ferrari NV	298,504	99,565
	Generali	2,424,331	98,889
	Prysmian SpA	717,053	84,930
	Leonardo SpA	1,007,456	67,325
	Banco BPM SpA	3,682,216	55,194
	Banca Monte dei Paschi di Siena SpA	5,210,482	54,052
	BPER Banca SpA	3,509,478	49,425
	FinecoBank Banca Fineco SpA	1,533,242	40,647
	Terna - Rete Elettrica Nazionale	3,518,401	38,126
	Stellantis NV	3,692,816	36,236
	Snam SpA	5,135,890	35,297
	Moncler SpA	562,439	32,770
[1]	Poste Italiane SpA	1,138,791	29,994
	Unipol Assicurazioni SpA	942,175	20,984
	Tenaris SA	870,866	19,344
*	Telecom Italia SpA (MTAA)	27,432,974	18,609
	Italgas SpA	1,536,714	18,462
	Stellantis NV (XNYS)	1,684,979	16,499
	Lottomatica Group SpA	617,772	15,196
	Recordati Industria Chimica e Farmaceutica SpA	270,693	14,915
	Banca Mediolanum SpA	533,023	12,504
[2]	Saipem SpA	3,238,583	11,961
	A2A SpA	3,920,886	11,829
	Buzzi SpA	204,758	11,655

		Shares	Market Value ($000)
	Azimut Holding SpA	270,103	11,410
	Interpump Group SpA	189,054	10,968
	Iveco Group NV	479,294	10,721
	Davide Campari-Milano NV	1,398,606	9,968
	Hera SpA	1,947,952	9,640
	Banca Generali SpA	138,420	9,327
	Brunello Cucinelli SpA	84,605	8,109
	De' Longhi SpA	173,332	7,663
	Reply SpA	55,729	7,306
[1]	Pirelli & C SpA	936,268	7,050
[1,2]	Infrastrutture Wireless Italiane SpA	788,382	6,970
*	Technoprobe SpA	365,121	6,776
	Maire SpA	353,375	6,174
	Mediobanca Banca di Credito Finanziario SpA	278,310	5,826
[1]	Technogym SpA	270,325	5,645
[1,2]	Nexi SpA	1,287,254	5,496
	Amplifon SpA	306,264	4,938
	SOL SpA	91,113	4,905
	Webuild SpA (MTAA)	1,181,399	4,893
	Iren SpA	1,526,538	4,886
	DiaSorin SpA	54,111	4,639
	Banca Popolare di Sondrio SpA	216,661	4,430
*	Fincantieri SpA	231,855	4,401
*,1	BFF Bank SpA	441,539	4,234
	Brembo NV	350,364	4,215
[1]	Enav SpA	630,535	3,639
	ERG SpA	128,797	3,428
	Tamburi Investment Partners SpA	299,270	3,388
	Credito Emiliano SpA	173,268	3,187
	ACEA SpA	106,175	2,959
[1]	Carel Industries SpA	114,762	2,854
	MFE-MediaForEurope NV Class A	670,511	2,501
	Banca IFIS SpA	76,345	2,486
	Cementir Holding NV	102,599	2,307
	Danieli & C Officine Meccaniche SpA (MTAA)	31,057	2,293
	Intercos SpA	129,009	1,952
	Sesa SpA	18,002	1,910
	El.En. SpA	115,401	1,889
[1]	RAI Way SpA	230,962	1,566
	Moltiply Group SpA	35,702	1,475
	Italmobiliare SpA	41,415	1,368
[2]	Sanlorenzo SpA	33,482	1,283
*	Salvatore Ferragamo SpA	162,255	1,278
[2]	Piaggio & C SpA	437,762	905
	MFE-MediaForEurope NV Class B	186,170	895
	Tinexta SpA	48,985	880
	Ariston Holding NV	154,593	872
	MARR SpA	76,923	817
*,1	GVS SpA	156,137	768
	Arnoldo Mondadori Editore SpA	296,403	749
[2]	Zignago Vetro SpA	82,798	744
*,2	Juventus Football Club SpA	243,576	741
	Rizzoli Corriere Della Sera Mediagroup SpA	382,988	443
[1]	Anima Holding SpA	55,136	429
	Alerion Cleanpower SpA	14,200	305
			2,038,684
Netherlands (7.4%)
	ASML Holding NV	985,730	1,413,443
	ING Groep NV	7,447,402	219,631
	Prosus NV	3,068,740	176,456
*,1	Adyen NV	66,514	98,630
	ASM International NV	116,445	97,794
	Koninklijke Ahold Delhaize NV	2,245,959	87,817
	Universal Music Group NV	2,358,826	57,833
	ArcelorMittal SA	1,059,670	57,549
	Heineken NV	693,656	57,261
	Koninklijke Philips NV	1,922,009	55,192
	Wolters Kluwer NV	579,980	54,462
[1]	ABN AMRO Bank NV	1,451,512	53,478

		Shares	Market Value ($000)
	NN Group NV	660,409	52,349
	Koninklijke KPN NV	9,444,968	46,257
	DSM-Firmenich AG	455,608	35,926
	BE Semiconductor Industries NV	177,068	34,465
	Akzo Nobel NV	421,932	29,559
	ASR Nederland NV	386,741	28,089
	Aegon Ltd.	3,403,918	26,736
*	Magnum Ice Cream Co. NV (AQEU)	1,206,551	21,444
	Heineken Holding NV	284,200	21,124
	EXOR NV	216,984	17,816
	JDE Peet's NV	388,739	14,635
[2]	IMCD NV	145,440	13,595
	SBM Offshore NV	327,147	11,751
*,2	InPost SA	635,884	9,967
	Randstad NV	272,259	9,743
[1]	CVC Capital Partners plc	527,134	9,366
	Aalberts NV	243,583	9,353
	Allfunds Group plc	895,798	8,681
	Arcadis NV	170,976	7,679
[1]	CTP NV	324,103	7,066
	Koninklijke Vopak NV	136,258	6,801
	Koninklijke BAM Groep NV	627,355	6,580
[1]	Signify NV	308,963	6,559
*,1	Basic-Fit NV	129,363	4,932
	Van Lanschot Kempen NV	80,029	4,853
	Koninklijke Heijmans NV	59,406	4,840
	APERAM SA	106,761	4,594
*,2	Galapagos NV	122,669	4,150
	TKH Group NV	87,775	3,852
	Fugro NV	269,802	3,728
	Corbion NV	146,443	3,518
	Havas NV	150,804	3,116
	Eurocommercial Properties NV	105,085	3,100
*	Flow Traders Ltd.	82,386	2,680
[2]	Theon International plc	65,609	2,434
	Wereldhave NV	92,084	2,281
[2]	PostNL NV	796,393	1,115
*	CSG NV	30,270	1,096
*	TomTom NV	141,669	1,064
*	OCI NV	240,654	962
	Sligro Food Group NV	55,657	750
	NSI NV	33,115	727
[2]	Brunel International NV	47,522	422
			2,919,301
Norway (1.3%)
	DNB Bank ASA	2,039,595	58,482
	Equinor ASA	1,704,582	45,817
	Kongsberg Gruppen ASA	1,029,999	35,382
	Norsk Hydro ASA	3,233,872	28,710
	Telenor ASA	1,573,639	26,520
	Mowi ASA	1,083,136	24,969
	Aker BP ASA	771,199	22,702
	Orkla ASA	1,657,673	19,724
	Yara International ASA	406,522	18,685
	Storebrand ASA	1,014,747	17,758
	Subsea 7 SA	563,011	14,392
	Gjensidige Forsikring ASA	461,562	13,137
	SpareBank 1 Sor-Norge ASA	511,756	10,317
	Salmar ASA	172,042	10,249
	Frontline plc	357,751	10,183
	Vend Marketplaces ASA Class B	359,967	9,966
	Protector Forsikring ASA	151,653	8,215
	TOMRA Systems ASA	581,702	7,717
	Sparebanken Norge	354,974	7,072
	Var Energi ASA	1,865,826	6,822
	SpareBank 1 SMN	305,424	6,137
	Bakkafrost P/F	125,958	6,085
*	Nordic Semiconductor ASA	428,821	5,759
	TGS ASA	479,088	5,050

		Shares	Market Value ($000)
	Veidekke ASA	259,938	4,790
	Aker ASA Class A	51,168	4,713
	Borregaard ASA	230,887	4,646
	Hafnia Ltd.	666,546	4,086
*,1	Scatec ASA	312,346	3,731
	DOF Group ASA	314,060	3,676
[1]	Europris ASA	384,486	3,532
[1]	BW LPG Ltd.	221,332	3,504
	Leroy Seafood Group ASA	690,757	3,404
	DNO ASA	1,975,058	3,355
	Atea ASA	197,297	3,157
*	Cadeler A/S	529,830	3,154
*,1	AutoStore Holdings Ltd.	2,658,671	3,082
	Wallenius Wilhelmsen ASA	253,389	2,944
	Hoegh Autoliners ASA	257,247	2,866
	Wilh Wilhelmsen Holding ASA Class A	36,501	2,599
	BLUENORD ASA	55,478	2,593
	Aker Solutions ASA	633,044	2,313
[1]	Elkem ASA	687,184	2,041
	Austevoll Seafood ASA	208,776	2,007
	Stolt-Nielsen Ltd.	53,527	1,679
	MPC Container Ships ASA	862,356	1,671
[1]	Entra ASA	110,388	1,293
	Bonheur ASA	48,791	1,277
	BW Offshore Ltd.	197,325	962
*,2	NEL ASA	4,130,313	942
*	Grieg Seafood ASA	102,657	795
*	BW Energy Ltd.	144,793	698
	Odfjell Drilling Ltd.	27,278	271
	Wilh Wilhelmsen Holding ASA Class B	2,847	180
	Norwegian Air Shuttle ASA	80,927	137
			495,948
Poland (0.9%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,151,651	55,966
	ORLEN SA	1,457,138	44,286
*	KGHM Polska Miedz SA	341,373	31,675
	Powszechny Zaklad Ubezpieczen SA	1,426,874	28,076
	Bank Polska Kasa Opieki SA	442,743	26,927
	LPP SA	3,203	17,689
	Santander Bank Polska SA	105,613	16,569
*,1	Allegro.eu SA	1,992,615	16,369
	CD Projekt SA	176,308	12,870
*,1	Dino Polska SA	1,197,208	12,666
	Asseco Poland SA	165,961	10,106
*	mBank SA	32,980	9,620
*	Tauron Polska Energia SA	2,620,669	8,105
*	Zabka Group SA	1,307,335	7,947
*	Benefit Systems SA	7,000	7,539
*	Bank Millennium SA	1,513,904	7,323
	Alior Bank SA	222,323	7,257
	Grupa Kety SA	24,326	6,981
	Budimex SA	31,700	6,128
	KRUK SA	44,416	6,107
*	PGE Polska Grupa Energetyczna SA	2,149,147	6,061
	Orange Polska SA	1,619,788	5,237
[1]	XTB SA	187,886	4,478
*,2	CCC SA	127,996	4,231
	Pepco Group NV	505,473	4,131
	Enea SA	632,950	3,909
	Bank Handlowy w Warszawie SA	81,274	2,639
*,2	Cyfrowy Polsat SA	384,358	1,445
	Warsaw Stock Exchange	69,498	1,391
*,2	Jastrzebska Spolka Weglowa SA	132,336	1,100
*	Grupa Azoty SA	111,490	557
			375,385
Portugal (0.3%)
	EDP SA	7,487,435	38,287
	Banco Comercial Portugues SA Class R	22,428,308	24,276
	Galp Energia SGPS SA	1,032,959	20,553

		Shares	Market Value ($000)
	Jeronimo Martins SGPS SA	688,014	16,224
	EDP Renovaveis SA	776,384	11,794
	Sonae SGPS SA	1,977,393	4,150
	REN - Redes Energeticas Nacionais SGPS SA	875,252	3,567
	NOS SGPS SA	453,310	2,357
[2]	Navigator Co. SA	524,046	1,984
	CTT-Correios de Portugal SA	191,700	1,542
[2]	Mota-Engil SGPS SA	190,778	1,008
	Semapa-Sociedade de Investimento e Gestao	32,828	871
[2]	Altri SGPS SA	154,234	791
	Corticeira Amorim SGPS SA	89,028	706
			128,110
Spain (5.7%)
	Banco Santander SA	37,138,990	474,193
	Iberdrola SA (XMAD)	16,700,716	375,478
	Banco Bilbao Vizcaya Argentaria SA	14,192,059	360,246
	Industria de Diseno Textil SA	2,769,992	180,244
	CaixaBank SA	8,991,301	118,687
	Ferrovial SE	1,190,151	80,389
	Amadeus IT Group SA	1,110,562	74,459
	Repsol SA	2,750,825	54,194
[1]	Aena SME SA	1,735,018	53,885
	ACS Actividades de Construccion y Servicios SA (SGMU)	445,174	49,947
	Banco de Sabadell SA	12,507,383	49,064
*,1	Cellnex Telecom SA	1,417,185	43,834
	Telefonica SA	10,246,122	41,479
	Endesa SA	790,893	29,196
	Bankinter SA	1,554,089	26,528
	Naturgy Energy Group SA	624,561	19,612
	Redeia Corp. SA	1,016,840	17,573
[2]	Indra Sistemas SA	218,406	14,116
	Merlin Properties Socimi SA	940,006	13,990
	Acciona SA	59,419	12,770
	Mapfre SA	2,294,885	10,501
[1]	Unicaja Banco SA	2,813,115	9,640
	Grifols SA	707,822	9,056
	Enagas SA	545,095	8,974
	Acerinox SA	587,710	8,730
	Viscofan SA	111,618	7,491
	Fluidra SA	250,819	7,296
	Puig Brands SA Class B	363,936	7,236
	Vidrala SA (XMAD)	55,553	5,804
	Colonial SFL Socimi SA	935,647	5,787
	Sacyr SA (XMAD)	1,179,359	5,550
	Logista Integral SA	147,711	5,388
*	Iberdrola SA	226,881	5,090
	CIE Automotive SA	143,477	4,888
*	Tecnicas Reunidas SA	108,536	4,110
*	Solaria Energia y Medio Ambiente SA	161,485	3,562
	Laboratorios Farmaceuticos Rovi SA	41,633	3,555
[1]	Neinor Homes SA	137,838	3,284
	Elecnor SA	90,777	2,893
*	Pharma Mar SA	30,330	2,838
	Construcciones y Auxiliar de Ferrocarriles SA	42,515	2,834
	Almirall SA	187,459	2,806
	Ebro Foods SA	121,130	2,640
[2]	Corp. ACCIONA Energias Renovables SA	101,131	2,560
	Melia Hotels International SA	278,009	2,480
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,761,850	2,457
*	Grenergy Renovables SA	20,186	2,304
*	HBX Group International plc	193,327	1,797
*	Distribuidora Internacional de Alimentacion SA	32,423	1,504
	Atresmedia Corp. de Medios de Comunicacion SA	223,234	1,389
*	Cirsa Enterprises SA	75,920	1,310
[1]	Gestamp Automocion SA	334,998	1,201
[1]	Global Dominion Access SA	210,371	869
	Prosegur Cia de Seguridad SA	237,531	791
*,2	Ence Energia y Celulosa SA	259,824	684
[1]	Prosegur Cash SA	612,425	465

		Shares	Market Value ($000)
*	Sacyr SA	14,644	69
			2,239,717
Sweden (5.7%)
	Investor AB Class B	4,260,387	164,279
	Volvo AB Class B	3,867,726	140,543
	Atlas Copco AB Class A	6,344,113	130,829
	Sandvik AB	2,578,867	101,830
	Assa Abloy AB Class B	2,434,625	98,441
	Skandinaviska Enskilda Banken AB Class A	3,758,829	80,794
	Swedbank AB Class A	2,024,261	78,704
	Telefonaktiebolaget LM Ericsson Class B	6,830,731	73,978
	Saab AB Class B	898,905	70,135
	Atlas Copco AB Class B	3,760,444	67,642
	Hexagon AB Class B	5,145,819	58,019
	Svenska Handelsbanken AB Class A	3,588,603	56,575
	Investor AB Class A (XSTO)	1,354,130	51,826
	EQT AB	1,343,522	50,994
*	Boliden AB	699,914	49,013
	Epiroc AB Class A	1,560,297	43,740
	Essity AB Class B	1,466,126	43,410
	Alfa Laval AB	682,179	39,513
	Telia Co. AB	5,723,678	26,148
	Tele2 AB Class B	1,368,222	25,173
	Skanska AB Class B	824,044	25,028
[2]	H & M Hennes & Mauritz AB Class B	1,214,639	24,323
	Epiroc AB Class B	959,926	23,938
	SKF AB Class B	836,858	21,881
	Trelleborg AB Class B	519,222	21,011
[1]	Evolution AB	317,233	20,608
	Securitas AB Class B	1,182,796	19,560
	Volvo AB Class A	526,123	19,116
	Lifco AB Class B	547,375	18,809
	AddTech AB Class B	566,948	18,408
	Svenska Cellulosa AB SCA Class B	1,469,671	18,402
*	Swedish Orphan Biovitrum AB	480,876	18,261
	Industrivarden AB Class C	343,804	17,212
	Beijer Ref AB	1,166,967	16,612
	Nordnet AB publ	496,018	16,048
	Industrivarden AB Class A	319,981	15,996
	Indutrade AB	672,265	15,782
	Nibe Industrier AB Class B	3,619,615	13,866
*	Fastighets AB Balder Class B	1,740,274	13,126
	Avanza Bank Holding AB	324,941	12,661
	AAK AB	451,183	12,625
	Getinge AB Class B	547,152	11,989
	Sagax AB Class B	535,855	11,816
*	Verisure plc	670,589	10,946
	SSAB AB Class B	1,320,505	10,863
	L E Lundbergforetagen AB Class B	181,458	10,809
	Castellum AB	857,258	10,598
	Lagercrantz Group AB Class B	471,007	10,320
	Axfood AB	263,422	9,025
	Mycronic AB	377,839	8,697
	Sweco AB Class B	505,410	8,373
	Investment AB Latour Class B	335,891	8,364
	Holmen AB Class B	213,993	8,021
	Sectra AB Class B	321,949	7,960
*	Camurus AB	95,026	7,133
	Loomis AB	168,200	6,980
	Wihlborgs Fastigheter AB	672,388	6,947
[1]	Munters Group AB	325,888	6,434
[1]	Thule Group AB	266,830	6,393
	SSAB AB Class A	710,433	5,874
	Pandox AB	264,667	5,711
	Elekta AB Class B	861,331	5,537
	Catena AB	104,965	5,449
	Hexpol AB	646,722	5,293
*,2	Volvo Car AB Class B	1,580,993	5,276
	NCC AB Class B	202,616	5,188

		Shares	Market Value ($000)
[1]	Bravida Holding AB	504,200	4,967
*	Kinnevik AB Class B	599,674	4,922
*,1	Sinch AB	1,584,989	4,749
*	Asker Healthcare Group AB	549,682	4,633
*	Asmodee Group AB Class B	381,328	4,576
	Billerud Aktiebolag	548,873	4,438
	Fabege AB	471,691	4,357
*	Electrolux AB Class B	538,134	4,347
	AddLife AB Class B	278,306	4,263
	Storskogen Group AB Class B	3,496,853	4,246
	Alleima AB	485,400	4,242
	Granges AB	251,483	4,220
	Husqvarna AB Class B	815,663	4,167
	Peab AB Class B	398,572	3,984
	Electrolux Professional AB Class B	567,095	3,908
	AFRY AB	243,197	3,859
	Wallenstam AB Class B	819,513	3,732
[1]	Scandic Hotels Group AB	373,397	3,731
*,1,2	BioArctic AB	102,751	3,690
	Bufab AB	329,526	3,648
*	HMS Networks AB	79,962	3,605
	Lindab International AB	168,782	3,548
	Hufvudstaden AB Class A	252,006	3,482
[1]	Dometic Group AB	798,363	3,436
	Bure Equity AB	134,913	3,331
	Cibus Nordic Real Estate AB publ	191,421	3,318
	Nyfosa AB	397,958	3,164
[1]	Attendo AB	316,596	3,160
	Hemnet Group AB	197,992	3,157
	Nolato AB Class B	481,896	3,150
	Betsson AB Class B	264,681	3,108
	Clas Ohlson AB Class B	90,343	3,093
	Addnode Group AB	315,167	3,029
	AQ Group AB	134,609	2,963
	Medicover AB Class B	129,203	2,940
*	Modern Times Group MTG AB Class B	247,563	2,890
[2]	Svenska Handelsbanken AB Class B	108,808	2,852
*,1	BoneSupport Holding AB	131,763	2,736
	INVISIO AB	89,665	2,624
	Bilia AB Class A	173,900	2,464
	Vitrolife AB	187,924	2,450
	JM AB	154,704	2,381
	Systemair AB	243,208	2,367
	NP3 Fastigheter AB	78,135	2,319
	Vitec Software Group AB Class B	82,271	2,310
*	NCAB Group AB	439,250	2,284
	Atrium Ljungberg AB Class B	589,082	2,231
	Cloetta AB Class B	444,086	2,172
	MIPS AB	65,096	2,026
	Ratos AB Class B	466,330	1,993
*	Embracer Group AB	358,187	1,962
	SkiStar AB	98,411	1,853
	Dios Fastigheter AB	251,086	1,818
*	Sdiptech AB Class B	85,119	1,630
	Troax Group AB	96,096	1,568
	Instalco AB	542,989	1,549
*,2	Xvivo Perfusion AB	60,981	1,541
*,1	Boozt AB	146,038	1,483
	Arjo AB Class B	491,888	1,475
*,2	Vimian Group AB	489,960	1,469
*,2	Samhallsbyggnadsbolaget i Norden AB	2,579,709	1,421
	Skandinaviska Enskilda Banken AB Class C	61,870	1,363
	Platzer Fastigheter Holding AB Class B	157,580	1,313
*,2	Hexatronic Group AB	448,903	1,181
	Intea Fastigheter AB	160,112	1,177
	Truecaller AB Class B	667,803	1,156
*,2	Roko AB	6,395	1,144
*	Norion Bank AB	133,537	1,017
*,2	Better Collective A/S	85,310	1,017
	Sagax AB Class D	244,711	933

		Shares	Market Value ($000)
	Corem Property Group AB Class B	1,932,141	894
	Fagerhult Group AB	210,286	887
	Investment AB Oresund	61,356	826
*	Hacksaw AB	124,637	794
	Volati AB	63,362	677
	MEKO AB	69,346	551
*	Samhallsbyggnadsbolaget i Norden AB Class D	351,540	428
	NCC AB Class A	13,401	346
	Husqvarna AB Class A	4,173	21
			2,237,611
Switzerland (13.9%)
	Roche Holding AG	1,755,839	798,449
	Novartis AG (Registered)	4,807,564	713,297
	Nestle SA (Registered)	6,335,846	604,608
	UBS Group AG (Registered)	7,988,244	377,967
	ABB Ltd. (Registered)	3,935,908	338,874
	Cie Financiere Richemont SA Class A (Registered)	1,325,198	257,234
	Zurich Insurance Group AG	356,177	253,392
	Holcim AG	1,220,196	125,764
	Swiss Re AG	736,704	117,713
	Lonza Group AG (Registered)	172,078	116,918
	Alcon AG	1,239,122	100,297
	Sandoz Group AG	1,034,025	81,922
	Galderma Group AG	431,247	80,384
	Swiss Life Holding AG (Registered)	71,252	78,132
	Givaudan SA (Registered)	19,173	74,113
	Sika AG (Registered)	385,684	74,009
	Partners Group Holding AG	53,826	73,394
*	Amrize Ltd.	1,248,248	66,032
	Geberit AG (Registered)	82,221	62,783
	Swisscom AG (Registered)	63,728	52,326
	Helvetia Baloise Holding AG (Registered)	202,185	51,278
	SGS SA (Registered)	415,859	50,053
[1]	VAT Group AG	67,560	43,689
	Julius Baer Group Ltd.	512,056	42,772
	Schindler Holding AG (XSWX)	101,341	39,102
	Chocoladefabriken Lindt & Spruengli AG (Registered)	264	39,022
	Chocoladefabriken Lindt & Spruengli AG	2,500	35,929
	Roche Holding AG (Bearer) Class BR	77,073	35,617
	Sonova Holding AG (Registered)	123,234	33,727
	Straumann Holding AG (Registered)	270,692	32,556
	Swiss Prime Site AG (Registered)	190,303	32,397
	Logitech International SA (Registered)	368,908	31,782
	Belimo Holding AG (Registered)	24,647	26,958
	Kuehne & Nagel International AG (Registered)	115,811	26,817
	PSP Swiss Property AG (Registered)	114,082	22,898
	Accelleron Industries AG	234,839	22,495
	Schindler Holding AG (Registered)	50,755	18,667
	Swatch Group AG (Bearer) Class BR	69,579	16,416
	Swissquote Group Holding SA (Registered)	28,142	16,021
[1]	Galenica AG	124,308	15,538
[2]	Barry Callebaut AG (Registered)	8,797	15,518
	Flughafen Zurich AG (Registered)	47,358	14,709
	Avolta AG	227,085	13,903
	EMS-Chemie Holding AG (Registered)	17,067	13,269
	Georg Fischer AG (Registered)	194,994	12,997
	SIG Group AG	819,431	12,679
	Siegfried Holding AG (Registered)	99,825	12,275
	Adecco Group AG (Registered)	404,496	11,887
	Temenos AG (Registered)	133,817	11,826
	Allreal Holding AG (Registered)	36,918	10,799
	Banque Cantonale Vaudoise (Registered)	70,353	9,521
	EFG International AG	369,343	9,439
	Mobimo Holding AG (Registered)	18,730	9,432
	BKW AG	49,615	9,380
	Cembra Money Bank AG	73,303	9,370
	Sulzer AG (Registered)	43,226	9,314
	Valiant Holding AG (Registered)	39,536	7,937
	Bucher Industries AG (Registered)	16,495	7,652

		Shares	Market Value ($000)
	Huber & Suhner AG (Registered)	36,123	7,306
	Comet Holding AG (Registered)	18,564	7,188
	VZ Holding AG	36,276	7,111
	Inficon Holding AG (Registered)	42,755	6,766
	DKSH Holding AG	88,650	6,504
	Luzerner Kantonalbank AG	48,377	6,163
	SFS Group AG	41,180	6,046
	Sunrise Communications AG Class A	104,780	5,947
	Vontobel Holding AG (Registered)	66,499	5,731
	dormakaba Holding AG	75,391	5,670
	Tecan Group AG (Registered)	31,637	5,574
	Swatch Group AG (Registered)	114,501	5,425
	Emmi AG (Registered)	5,302	5,371
	Burckhardt Compression Holding AG	7,666	5,300
	St. Galler Kantonalbank AG (Registered)	6,867	5,278
	Kardex Holding AG (Registered)	14,848	5,220
	Bachem Holding AG	56,764	5,146
	Clariant AG (Registered)	516,802	4,782
	Landis & Gyr Group AG	64,682	4,544
	Softwareone Holding AG (XSWX)	417,707	4,299
*	Aryzta AG	58,070	4,116
	Interroll Holding AG (Registered)	1,653	3,981
	Daetwyler Holding AG Class BR	18,579	3,797
	Ypsomed Holding AG (Registered)	9,587	3,794
	ALSO Holding AG (Registered)	14,448	3,723
*	Dottikon Es Holding AG	7,421	3,576
	Stadler Rail AG	136,066	3,486
	Implenia AG (Registered)	36,226	3,469
	Burkhalter Holding AG	18,572	3,375
[1]	Medacta Group SA	15,063	3,223
*,1	Montana Aerospace AG	73,777	3,184
	COSMO Pharmaceuticals NV	21,230	3,183
	Intershop Holding AG	13,554	2,937
	Forbo Holding AG (Registered)	2,375	2,805
	Bossard Holding AG (Registered) Class A	13,680	2,688
*	ams-OSRAM AG	251,362	2,615
	Zehnder Group AG	21,738	2,315
	SKAN Group AG	30,558	2,310
*	Basilea Pharmaceutica Ag Allschwil (Registered)	30,854	2,161
	OC Oerlikon Corp. AG Pfaffikon (Registered)	441,276	2,024
*,1	Sensirion Holding AG	22,975	1,716
	Cie Financiere Tradition SA Class BR	3,475	1,324
*,1,2	Medartis Holding AG	11,074	1,294
	Bell Food Group AG (Registered)	4,449	1,277
	Bystronic AG	3,584	1,251
*,1	PolyPeptide Group AG	32,055	1,133
	TX Group AG	4,837	1,042
	Autoneum Holding AG	6,111	1,000
	Vetropack Holding AG (Registered)	30,880	901
[1]	Medmix AG	59,039	873
	VP Bank AG Class A	7,647	834
	APG SGA SA	2,999	818
*	Komax Holding AG (Registered)	7,738	670
	Arbonia AG	101,436	663
*	u-blox Holding AG (XSWX)	3,509	613
[2]	Schweiter Technologies AG	1,877	611
*,2	BAJAJ Mobility AG	22,188	451
*	LEM Holding SA (Registered)	1,047	383
	Jungfraubahn Holding AG	161	63
			5,478,299
United Kingdom (23.1%)
	HSBC Holdings plc	43,002,188	758,598
	AstraZeneca plc	3,753,900	699,405
	Shell plc (XLON)	13,291,576	510,922
	Unilever plc	5,370,885	365,378
	Rolls-Royce Holdings plc	21,240,035	355,069
	British American Tobacco plc	5,328,238	321,898
	GSK plc	10,007,356	258,807
	BP plc	39,272,330	249,008

		Shares	Market Value ($000)
	Rio Tinto plc	2,588,870	236,194
	Barclays plc	34,848,783	232,583
	Lloyds Banking Group plc	148,194,197	221,284
	National Grid plc	12,400,090	210,672
	BAE Systems plc	7,529,794	204,411
	NatWest Group plc	20,234,754	184,435
*	Glencore plc	26,319,836	179,432
	RELX plc	4,555,893	161,516
*	Reckitt Benckiser Group plc	1,699,776	141,811
	London Stock Exchange Group plc	1,238,745	138,172
	Diageo plc	5,573,724	128,253
	Compass Group plc	4,248,806	127,402
	Anglo American plc	2,665,851	123,610
	Standard Chartered plc	4,583,748	117,282
	Haleon plc	22,299,984	116,627
	3i Group plc	2,408,407	110,640
	Prudential plc (XLON)	6,447,871	105,908
	SSE plc	3,017,984	100,310
	Tesco plc	15,822,355	92,067
	Experian plc	2,297,711	87,025
	Imperial Brands plc	1,910,401	80,462
	Vodafone Group plc	46,792,455	68,913
	Ashtead Group plc	1,049,060	67,538
	Aviva plc	7,607,793	66,324
	Next plc	288,151	52,316
	Legal & General Group plc	14,042,191	50,985
	InterContinental Hotels Group plc	358,736	48,465
	Coca-Cola Europacific Partners plc	529,337	48,352
	Shell plc	1,191,185	45,893
	Halma plc	937,176	45,517
	Antofagasta plc	852,858	42,260
	Rentokil Initial plc	6,290,118	39,042
	Informa plc	3,219,832	38,856
	BT Group plc	14,121,306	37,118
	Smith & Nephew plc	2,126,897	36,249
	Segro plc	3,377,330	35,187
	International Consolidated Airlines Group SA Class DI	5,473,011	31,443
	Sage Group plc	2,383,929	31,261
	Centrica plc	11,791,468	30,876
	United Utilities Group plc	1,707,100	29,235
	Weir Group plc	648,238	28,632
	Smiths Group plc	816,469	28,039
	Coca-Cola HBC AG Class DI	501,465	27,234
	Melrose Industries plc (XLON)	3,135,185	26,956
	Endeavour Mining plc	472,531	26,896
	St. James's Place plc	1,273,585	26,599
	Severn Trent plc	662,199	26,598
	Marks & Spencer Group plc	5,119,898	25,677
	Diploma plc	334,061	24,337
*	Wise plc Class A	1,870,477	24,125
	Admiral Group plc	626,661	23,584
	Intertek Group plc	384,240	23,572
	IMI plc	609,129	23,002
	Fresnillo plc	461,506	22,728
	Beazley plc	1,462,450	22,720
	Bunzl plc	804,597	22,563
	M&G plc	5,312,741	22,522
	Pearson plc	1,600,942	21,057
	Kingfisher plc	4,307,517	19,851
	Games Workshop Group plc	82,064	19,145
	Associated British Foods plc	725,460	18,959
	Phoenix Group Holdings plc	1,862,948	18,882
	J Sainsbury plc	4,263,400	18,681
	Spirax Group plc	183,233	18,258
	Barratt Redrow plc	3,376,222	17,977
	ICG plc	680,370	16,930
	Hiscox Ltd.	830,944	16,901
	Land Securities Group plc	1,851,111	16,522
	Whitbread plc	432,305	16,137
[1]	Autotrader Group plc	2,147,495	15,830

		Shares	Market Value ($000)
	Howden Joinery Group plc	1,344,119	15,398
	LondonMetric Property plc	5,589,991	15,345
	IG Group Holdings plc	823,007	15,268
*,2	Metlen Energy & Metals plc	278,153	15,171
	Persimmon plc	782,666	15,072
	British Land Co. plc	2,427,507	13,846
	Tritax Big Box REIT plc	6,094,537	13,834
[1]	Convatec Group plc	4,385,290	13,833
	DCC plc	215,362	13,652
	Johnson Matthey plc	420,042	13,583
*	Burberry Group plc	891,970	13,477
	Aberdeen Group Plc	4,508,559	13,462
	Croda International plc	348,048	13,007
	Rightmove plc	1,917,966	12,984
	Taylor Wimpey plc	8,814,189	12,886
	Berkeley Group Holdings plc	227,704	12,865
[2]	Mondi plc	1,086,337	12,695
	Babcock International Group plc	632,071	12,462
	Entain plc	1,490,838	12,368
	Investec plc	1,459,706	12,122
	Balfour Beatty plc	1,228,343	12,028
	Schroders plc	1,843,502	11,418
	WPP plc	2,696,064	11,184
	Lion Finance Group plc	79,879	11,036
	RS Group plc	1,176,021	10,799
	Bellway plc	287,129	10,686
	Drax Group plc	854,772	10,547
	Man Group plc	2,854,860	10,304
	Serco Group plc	2,469,936	10,141
	Rotork plc	2,065,121	10,022
	ITV plc	8,834,876	9,850
	Plus500 Ltd.	169,128	9,735
*	Carnival plc	326,847	9,708
	Cranswick plc	130,243	9,401
	UNITE Group plc	1,181,335	9,188
	Inchcape plc	810,252	9,061
	Primary Health Properties plc	6,314,159	8,963
[2]	Pennon Group plc	1,179,991	8,845
[1]	Quilter plc	3,309,707	8,810
	Hikma Pharmaceuticals plc	382,396	8,021
	QinetiQ Group plc	1,163,026	8,013
	Pan African Resources plc	4,247,958	7,518
[1]	Airtel Africa plc	1,705,977	7,438
	Canal & SA (XLON)	1,712,521	7,405
	OSB Group plc	883,113	7,381
	Morgan Sindall Group plc	107,388	7,264
*	Vistry Group plc	795,546	7,249
	Shaftesbury Capital plc	3,677,443	7,235
	Genus plc	164,921	7,148
	Hochschild Mining plc	786,079	7,094
[1]	JTC plc	398,378	7,060
	Derwent London plc	264,302	7,000
	Mitie Group plc	3,035,775	6,940
	Just Group plc	2,329,493	6,902
	JD Sports Fashion plc	6,088,396	6,814
	Big Yellow Group plc	463,955	6,568
	TBC Bank Group plc	111,700	6,495
	TP ICAP Group plc	1,849,425	6,452
	Computacenter plc	139,120	6,367
	International Workplace Group plc	1,866,010	6,326
	Softcat plc	320,678	6,280
	Hammerson plc	1,276,494	6,198
	easyJet plc	927,277	6,067
	Hill & Smith plc	198,147	6,055
	Safestore Holdings plc	532,441	6,051
	B&M European Value Retail SA	2,485,042	5,999
	Paragon Banking Group plc	467,237	5,686
	Grafton Group plc GDR	431,754	5,520
	Coats Group plc	4,723,786	5,497
	Greencore Group plc (SGMX)	1,350,753	5,342

		Shares	Market Value ($000)
[2]	Greggs plc	242,077	5,326
	AJ Bell plc	820,121	5,209
	Lancashire Holdings Ltd.	605,416	5,113
	Currys plc	2,493,977	4,998
	Great Portland Estates plc	970,406	4,981
	Sirius Real Estate Ltd.	3,691,629	4,975
*	Helios Towers plc	2,093,428	4,968
	SSP Group plc	1,983,382	4,966
	Savills plc	330,942	4,884
	Oxford Instruments plc	134,798	4,665
	Tate & Lyle plc	896,870	4,640
	Grainger plc	1,740,778	4,634
	Chemring Group plc	665,759	4,551
	Renishaw plc	86,290	4,487
*	Ocado Group plc	1,476,514	4,425
	Travis Perkins plc	514,286	4,402
[1]	Bridgepoint Group plc	1,182,681	4,399
	Harbour Energy plc	1,365,623	4,374
	Bodycote plc	427,160	4,370
	Rathbones Group plc	141,108	4,271
	Premier Foods plc	1,647,562	4,264
	Volution Group plc	484,669	4,242
	Keller Group plc	168,787	4,108
	Clarkson plc	69,568	3,994
*,1	Watches of Switzerland Group plc	554,758	3,951
	4imprint Group plc	68,229	3,823
	Dunelm Group plc	300,913	3,801
	Dowlais Group plc	2,976,538	3,794
	Energean plc	319,049	3,705
	Ashmore Group plc	1,112,697	3,610
	Supermarket Income REIT plc	3,073,846	3,519
	Firstgroup plc	1,344,262	3,439
	Senior plc	995,626	3,332
	Telecom Plus plc	179,041	3,271
	Breedon Group plc	691,303	3,184
	Baltic Classifieds Group plc	1,125,550	3,145
	Elementis plc	1,424,553	3,140
	Pets at Home Group plc	1,106,780	3,100
	MONY Group plc	1,212,015	3,094
	IntegraFin Holdings plc	624,661	3,007
	Vesuvius plc	466,256	2,934
*,1	Trainline plc	1,023,554	2,869
	WH Smith plc	308,603	2,850
	Genuit Group plc	613,323	2,792
	Zigup plc	527,892	2,754
	Jupiter Fund Management plc	1,053,996	2,709
	Hays plc	3,995,901	2,598
*	Close Brothers Group plc	373,734	2,594
*	Molten Ventures plc	360,358	2,498
	Bytes Technology Group plc (XLON)	535,262	2,468
*	Frasers Group plc	258,869	2,466
	Kainos Group plc	194,356	2,393
*,2	Oxford Nanopore Technologies plc	1,073,962	2,290
*,1	Trustpilot Group plc	905,197	2,281
	Ninety One plc	652,447	2,271
*	Mitchells & Butlers plc	628,225	2,270
	Playtech plc	558,728	2,270
	Pagegroup plc	773,848	2,187
	Moonpig Group plc	744,827	2,185
	Morgan Advanced Materials plc	684,356	2,143
	Domino's Pizza Group plc	853,835	2,131
[2]	Diversified Energy Co.	153,512	2,003
	Victrex plc	213,725	1,921
	AG Barr plc	217,384	1,897
	Workspace Group plc	327,385	1,878
[1]	Spire Healthcare Group plc	665,631	1,865
*	IP Group plc	2,176,716	1,768
[1]	Ibstock plc	1,000,002	1,740
	J D Wetherspoon plc	188,831	1,732
	Future plc	229,273	1,697

		Shares	Market Value ($000)
	Wickes Group plc	539,248	1,681
	RHI Magnesita NV	42,670	1,620
	Picton Property Income Ltd.	1,351,269	1,538
	Ithaca Energy plc	559,185	1,412
	C&C Group plc	929,540	1,390
	NCC Group plc	673,937	1,299
	Dr. Martens plc	1,405,517	1,296
	Hilton Food Group plc	186,638	1,207
	Marshalls plc	562,303	1,204
	Crest Nicholson Holdings plc	557,146	1,165
*	AO World plc	759,784	1,125
[1]	CMC Markets plc	248,783	1,112
*,2	THG plc	1,752,101	893
*	Auction Technology Group plc	167,843	710
*,2	Raspberry PI Holdings plc	169,206	624
*,1,2	Aston Martin Lagonda Global Holdings plc	729,843	613
*,2	ASOS plc	132,332	600
	Rank Group plc	468,786	564
*	Reckitt Benckiser Group plc (XLON)	6,128	511
	PZ Cussons plc	443,917	445
*,4	Home REIT plc	689,160	113
*,4	Evraz plc	1,326,266	—
*,4	NMC Health plc	157,105	—
*,1,4	Finablr plc	304,209	—
			9,054,103
United States (0.0%)
*	Borr Drilling Ltd.	1,519	7
Total Common Stocks (Cost $30,254,808)			38,884,040
Preferred Stocks (0.4%)
	Volkswagen AG Preference Shares	516,633	62,670
	Henkel AG & Co. KGaA Preference Shares	407,473	35,797
	Bayerische Motoren Werke AG Preference Shares	139,524	14,391
*	Telecom Italia SpA Preference Shares	15,052,457	11,952
	FUCHS SE Preference Shares	151,797	6,562
	Grifols SA Preference Shares Class B (XMAD)	660,673	6,124
	Danieli & C Officine Meccaniche SpA Preference Shares	86,573	4,466
	Sixt SE Preference Shares	45,472	2,867
	Draegerwerk AG & Co. KGaA Preference Shares	21,769	2,299
	KSB SE & Co. KGaA Preference Shares	1,711	2,177
	Corem Property Group AB Preference Shares	26,634	724
Total Preferred Stocks (Cost $193,542)			150,029
Rights (0.0%)
*	ACS Actividades de Construccion y Servicios SA Exp. 2/6/2026 (XMAD) (Cost $238)	443,574	244
Warrants (0.0%)
*,2,4	Webuild SpA Exp. 8/2/2030 (Cost $—)	61,413	63
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5,6]	Vanguard Market Liquidity Fund, 3.704% (Cost $274,351)	2,743,640	274,364
Total Investments (100.1%) (Cost $30,722,939)			39,308,740
Other Assets and Liabilities—Net (-0.1%)			(47,488)
Net Assets (100%)			39,261,252
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $851,040, representing 2.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $183,384.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $198,663 was received for securities on loan, of which $198,661 is held in Vanguard Market Liquidity Fund and $2 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2026	975	68,777	1,071
FTSE 100 Index	March 2026	341	47,545	1,170
MSCI Europe Index	March 2026	3,765	185,096	8,025
				10,266

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	3/18/2026	EUR	145,633	USD	170,220	2,805	—
Toronto-Dominion Bank	3/18/2026	EUR	21,665	USD	25,474	266	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	15,317	USD	17,873	324	—
Barclays Bank plc	3/18/2026	EUR	11,344	USD	13,691	—	(214)
State Street Bank & Trust Co.	3/18/2026	GBP	14,441	USD	19,233	526	—
Bank of Montreal	3/18/2026	GBP	7,885	USD	10,574	215	—
State Street Bank & Trust Co.	3/18/2026	USD	46,852	CHF	37,217	—	(1,546)
Toronto-Dominion Bank	3/18/2026	USD	46,643	CHF	37,217	—	(1,755)
Deutsche Bank AG	3/18/2026	USD	6,134	DKK	39,176	—	(101)
Toronto-Dominion Bank	3/18/2026	USD	18,514	EUR	15,924	—	(405)
State Street Bank & Trust Co.	3/18/2026	USD	8,275	NOK	83,957	—	(441)
Toronto-Dominion Bank	3/18/2026	USD	21,489	SEK	199,817	—	(999)
						4,136	(5,461)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $4,403 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,145	38,858,770	125	38,884,040
Preferred Stocks	—	150,029	—	150,029
Rights	244	—	—	244
Warrants	—	—	63	63
Temporary Cash Investments	274,364	—	—	274,364
Total	299,753	39,008,799	188	39,308,740
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,266	—	—	10,266
Forward Currency Contracts	—	4,136	—	4,136
Total	10,266	4,136	—	14,402
Liabilities
Forward Currency Contracts	—	(5,461)	—	(5,461)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.